Investments in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Details of Significant Subsidiaries of the Group

Details of significant subsidiaries of the Group are as follows:

Name of significant subsidiary	Place of incorporation/ business	Group’s effective equity interest
		31.12.2024	31.12.2025
		%	%
Guangxi Yuchai Machinery Company Limited	PRC	76.4	76.4
Guangxi Yuchai Marine and Genset Power Co., Ltd. (“MGP”)	PRC	71.4	71.8
Yuchai Simlan Technology Co., Ltd. (“Yuchai Simlan”)	PRC	67.0	67.0
Guangxi Yuchai Machinery Sales and Marketing Development Co., Ltd.	PRC	54.9	54.9
Guangxi Yuchai Foundry Co., Ltd	PRC	76.4	76.4
HL Global Enterprises Limited	Singapore	50.2	50.4

Subsidiary having Non-controlling Interests that are Material to the Group

The Group has the following subsidiary that has non-controlling interests (“NCI”) that are material to the Group.

	31.12.2023	31.12.2024	31.12.2025
Proportion of equity interest held by NCI
Yuchai	23.6%	23.6%	23.6%

4.
Investments in subsidiaries (cont’d)

	31.12.2023	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	RMB’000	US$’000
Accumulated balances of material NCI
Yuchai	2,741,359	2,921,456	3,092,931	446,775
Profit allocated to material NCI
Yuchai	135,173	165,388	269,982	38,999
Dividends paid to material NCI
Yuchai	35,702	89,229	115,185	16,638

Summarized Financial Information Including Goodwill on Acquisition and Consolidation Adjustment But Before Intercompany Eliminations of Subsidiaries with Material Non-controlling Interests

Summarized financial information including goodwill on acquisition and consolidation adjustments but before intercompany eliminations of subsidiaries with material non-controlling interests are as follows:

31.12.2023
Yuchai RMB’000
Summarized statement of comprehensive income
Revenue	18,015,280
Profit after tax	431,697
Total comprehensive income for the year	442,666
Attributable to NCI	135,173
Summarized statement of cash flows
Operating	1,261,921
Investing	23,243
Financing	(67,590)
Net decrease in cash and cash equivalents	1,217,574

31.12.2024
Yuchai RMB’000
Summarized statement of financial position
Current assets	19,675,359
Non-current assets, excluding goodwill	6,225,707
Goodwill	212,636
Current liabilities	(13,208,372)
Non-current liabilities	(1,451,625)
Net assets	11,453,705
Total equity	11,453,705
Attributable to NCI	2,921,456
Summarized statement of comprehensive income
Revenue	19,102,797
Profit after tax	511,379
Total comprehensive income for the year	515,926
Attributable to NCI	165,388
Summarized statement of cash flows
Operating	837,220
Investing	18,761
Financing	(293,216)
Net increase in cash and cash equivalents	562,765

4.
Investments in subsidiaries (cont’d)

Summarized financial information including goodwill on acquisition and consolidation adjustments but before intercompany eliminations of subsidiaries with material non-controlling interests are as follows (cont’d):

	31.12.2025
	Yuchai
	RMB’000	US$’000
Summarized statement of financial position
Current assets	24,284,674	3,507,927
Non-current assets, excluding goodwill	6,500,775	939,038
Goodwill	212,636	30,715
Current liabilities	(18,042,437)	(2,606,234)
Non-current liabilities	(903,833)	(130,559)
Net assets	12,051,815	1,740,887
Total equity	12,051,815	1,740,887
Attributable to NCI	3,092,931	446,775
Summarized statement of comprehensive income
Revenue	24,625,748	3,557,195
Profit after tax	873,588	126,190
Total comprehensive income for the year	877,638	126,775
Attributable to NCI	269,982	38,999
Summarized statement of cash flows
Operating	2,761,715	398,930
Investing	(374,952)	(54,162)
Financing	(874,574)	(126,332)
Net increase in cash and cash equivalents	1,512,189	218,436

Schedule of assets and liabilities of the disposal recorded in the consolidated financial statements and cash flow

The value of assets and liabilities of the disposal recorded in the consolidated financial statements and the cash flow effect of the disposals were:

31.12.2023
RMB’000
Property, plant and equipment	41,111
Right-of-use assets	22,782
Trade and other receivables	47,595
Cash and cash equivalents	32,056
143,544
Trade and other payables	(20,109)
Provision for warranty	(2,145)
Contract liabilities	(104)
Carrying value of net assets	121,186
Gain on disposal:
Total estimated consideration less cost of disposal	234,228
Net assets derecognized	(121,186)
Gain on disposal of the subsidiary (Note 7.2(a))	113,042
Total estimated consideration less cost of disposal (i)	234,228
Add: Transaction cost unpaid	7,506
Less: Sales proceed received but restricted in use	(5,000)
Less: Cash and cash equivalents of a subsidiary	(32,056)
Less: Total estimated consideration due from acquirer	(236,734)
Net cash outflow on disposal of a subsidiary	(32,056)

Note:

The estimated consideration is RMB 179.9 million, along with the estimated book value of cash and cash equivalents and agreed-upon fair value for the equipment in Suzhou Reman as of December 31, 2023.